Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 12,819		¥ 4,066
Payments for computer systems under non-cancelable contracts	¥ 2,610	¥ 2,359	6,850	¥ 6,497
Estimated construction costs	99,824		99,824		146,945
Total unused credit and capital amount available	479,561		479,561		458,994
Guarantee Obligations Maximum Exposure	1,241,715		1,241,715		1,231,425
Guarantee Obligations Current Carrying Value	57,945		57,945		57,456
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,412,776		2,412,776		2,175,722
Provision for credit losses in the consolidated statements of income	461	¥ (331)	1,052	¥ (1,199)
Investment in securities pledged for primarily collateral deposits	367,973		367,973		407,495
Investments In Subsidaries Pledged	9,500		9,500		9,911
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	18,997		18,997		17,843
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	33,264		33,264		31,379
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt	161,378		161,378		101,827
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	438,864		438,864		479,406
Guarantee Obligations Current Carrying Value	4,743		4,743		5,033
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	509,000		509,000		494,000
Guarantee Obligations Current Carrying Value	¥ 2,204		¥ 2,204		¥ 2,309